Schedule of Investments (unaudited)	iShares® MSCI Italy ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
Leonardo SpA	433,629	$11,153,773

Automobiles — 16.1%
Ferrari NV	93,484	38,523,073
Stellantis NV	1,606,275	35,588,674
		74,111,747
Banks — 28.6%
Banco BPM SpA	1,945,811	14,038,974
FinecoBank Banca Fineco SpA	900,362	14,602,557
Intesa Sanpaolo SpA	10,821,772	42,629,469
Mediobanca Banca di Credito Finanziario SpA	895,046	14,166,453
UniCredit SpA	1,167,874	46,496,114
		131,933,567
Beverages — 2.2%
Davide Campari-Milano NV	1,036,762	10,386,003

Diversified Telecommunication Services — 3.2%
Infrastrutture Wireless Italiane SpA(a)	727,014	7,970,920
Telecom Italia SpA/Milano(b)(c)	26,003,621	6,854,689
		14,825,609
Electric Utilities — 13.3%
Enel SpA	6,260,590	45,456,296
Terna - Rete Elettrica Nazionale	1,891,273	15,917,863
		61,374,159
Electrical Equipment — 4.8%
Prysmian SpA	333,215	21,915,459

Energy Equipment & Services — 2.6%
Tenaris SA, NVS	713,283	11,785,110

Financial Services — 1.8%
Nexi SpA(a)(b)	1,221,765	8,132,751

Gas Utilities — 3.0%
Snam SpA	2,870,226	13,618,432

Health Care Equipment & Supplies — 1.5%
DiaSorin SpA	65,479	7,066,431

Health Care Providers & Services — 2.1%
Amplifon SpA	257,763	9,527,712
Security	Shares	Value

Insurance — 7.2%
Assicurazioni Generali SpA	818,095	$21,056,606
Poste Italiane SpA(a)	892,303	12,257,578
		33,314,184
Oil, Gas & Consumable Fuels — 4.5%
Eni SpA	1,316,200	20,788,551

Pharmaceuticals — 2.1%
Recordati Industria Chimica e Farmaceutica SpA	187,723	9,908,557

Textiles, Apparel & Luxury Goods — 4.1%
Moncler SpA	281,479	18,782,935

Total Long-Term Investments — 99.5%
(Cost: $419,064,310)		458,624,980

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	6,643,368	6,645,361
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	510,000	510,000

Total Short-Term Securities — 1.6%
(Cost: $7,155,990)		7,155,361

Total Investments — 101.1%
(Cost: $426,220,300)		465,780,341

Liabilities in Excess of Other Assets — (1.1)%		(5,020,355)

Net Assets — 100.0%		$460,759,986

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Italy ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,720,732	$4,926,147	(a)	$—	$(844)	$(674)	$6,645,361	6,643,368	$17,098	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	370,000	(a)	—	—	—	510,000	510,000	9,363		—
					$(844)	$(674)	$7,155,361		$26,461		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/MIB Index	10	06/21/24	$1,888	$(5,736)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$458,624,980	$—	$458,624,980

Schedule of Investments (unaudited) (continued)	iShares® MSCI Italy ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$7,155,361	$—	$—	$7,155,361
	$7,155,361	$458,624,980	$—	$465,780,341
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(5,736)	$—	$(5,736)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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